MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Marketable Securities	$ 294,530	$ 142,007
Non US Government bonds [Member]
Marketable Securities	$ 4,039	$ 2,555